LONG-TERM BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2018
LONG-TERM BORROWINGS
Schedule of long-term borrowings
	As of March 31,
	2017	2018

Long-term loans	$101,697	$38,884

	$101,697	$38,884